Note 15 - Other Long-Term Liabilities (Details) - Other Long-Term Liabilities: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2013	Oct. 31, 2012
Other Long-Term Liabilities: [Abstract]
Post-retirement obligations(Note 24)	$ 15,096	$ 55,516
Asset retirement obligation(Note 28)	12,980	12,570
Captive insurance liability(Note 26)	2,275	2,505
Restructuring provision(Note 19)		191
Other	5,432	3,686
Other long-term liabilities	$ 35,783	$ 74,468